Short-Term Borrowings (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowing	¥ 112,461,383	$ 16,356,830	¥ 108,743,369
Long-term borrowings due within one year	31,624,560	4,599,602	31,624,560
Pledged Loan
Short-term Debt [Line Items]
Short-term borrowing	¥ 80,836,823	$ 11,757,228	¥ 77,118,809